Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

18.Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

BVI

Under the current laws of the BVI, Quhuo BVI is not subject to tax on income or capital gains.

Hong Kong

Quhuo HK is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as Quhuo HK had no assessable income for the years ended December 31, 2020, 2021 and 2022, respectively.

18.Income Taxes (continued)

PRC

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. In 2020, Nantong Runda qualified for the requirements of small and micro-sized enterprise, and its first one million RMB of annual taxable income was eligible for 75% reduction and the taxable income between one million RMB and three million RMB was eligible for 50% reduction and the applicable CIT rate was 20%. In 2021, Nantong Runda did not qualify for the requirements of small and micro-sized enterprise, and the applicable CIT rate is 25%. In 2022, Nantong Runda qualified for the requirements of small and micro-sized enterprise, and its first one million RMB of annual taxable income was eligible for 12.5% reduction and the taxable income between one million RMB and three million RMB was eligible for 50% reduction and the applicable CIT rate was 20%. Hainan Quhuo, Hainan Xinying, Haikou Chengtu, Hainan Huiliu Haikou Chengjing are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%. Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2020 to 2023.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	26,168	16,360	26,211	3,800
Deferred income tax benefit	(740)	(4,333)	(5,209)	(755)
Total income tax expense	25,428	12,027	21,002	3,045

18.Income Taxes (continued)

Reconciliation between expenses of income taxes

The reconciliations of the income tax expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net income (loss) before income tax expense	19,824	(179,203)	4,588	665
Income tax at statutory tax rate	4,956	(44,801)	1,147	166
International tax rate difference	(7,146)	12,801	14,598	2,116
Effect of preferential tax rates	(3,762)	(4,080)	(9,083)	(1,317)
Non-deductible entertainment expenses	5,738	4,189	4,637	673
Non-deductible stock compensation	20,667	18,020	4,940	716
Other non-deductible expense	3,741	17,576	3,819	554
Research and development expense super-deduction	(885)	(1,562)	(2,003)	(290)
Changes in valuation allowance	560	4,290	424	61
Interest expense	2,520	5,785	2,523	366
Tax rate change	(66)	(191)	—	—
Non-taxable income	(1,617)	—	—	—
Unutilized tax loss	722	—	—	—
Income tax expense	25,428	12,027	21,002	3,045

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	14,010	17,779	2,578
Accrued expense and other current liabilities	6,100	6,969	1,009
Amortization and depreciation difference	2,928	2,928	425
Bad debt provision	844	1,464	212
Leasing Liability	1,364	980	142
Prepaid rent	258	266	39
Less: valuation allowance	(15,740)	(16,164)	(2,343)
Deferred tax assets, net	9,764	14,222	2,062
Deferred tax liabilities:
Intangible assets	2,166	1,790	260
Right-of-use assets	1,622	1,247	180
Deferred tax liabilities, net	3,788	3,037	440

The Company operates through VIE and subsidiaries of the VIE and valuation allowance is considered for each of the entities on an individual basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2020, 2021 and 2022. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

18.Income Taxes (continued)

Deferred tax assets and liabilities (continued)

As of December 31, 2020, 2021 and 2022, the Company had taxable losses of RMB51,047, RMB56,041 and RMB81,542 (US$11,822) derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income for income tax purposes. The PRC taxable losses will expire from December 31, 2023 to 2027 if not utilized.

Unrecognized Tax Benefit

As of December 31, 2020, 2021 and 2022, the Company had unrecognized tax benefit of RMB36,112, RMB43,311 and RMB55,263 (US$8,012), respectively, of which RMB34,998, RMB40,002 and RMB53,656 (US$7,779) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2020, 2021 and 2022, unrecognized tax benefits of RMB36,012, RMB43,197 and RMB55,149 (US$7,996), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at January 1	36,112	43,311	6,280
Increase	8,646	12,449	1,804
Decrease	(1,447)	(497)	(72)
Balance at December 31	43,311	55,263	8,012

In the years ended December 31, 2020, 2021 and 2022, the Company recorded interest expense accrued in relation to the unrecognized tax benefit of RMB2,520, RMB5,785 and RMB2,523 (US$366) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB3,116, RMB8,901and RMB11,424 (US$1,656), respectively, as of December 31, 2020, 2021 and 2022.

As of December 31, 2022, the tax years ended December 31, 2017 through period ended as of the reporting date for the WFOE, the VIE and VIE’s subsidiaries remain open to examination by the PRC tax authorities